Quarterly Report
September 30, 2019
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 3.7%
Boeing Co.	4,454	$1,694,613
CACI International, Inc., “A” (a)	2,576	595,726
Curtiss-Wright Corp.	2,869	371,163
FLIR Systems, Inc.	2,951	155,193
Honeywell International, Inc.	9,972	1,687,262
Huntington Ingalls Industries, Inc.	1,925	407,696
Northrop Grumman Corp.	4,106	1,538,888
United Technologies Corp.	8,681	1,185,130
		$7,635,671
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	3,694	$765,692
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	5,231	$491,296
Skechers USA, Inc., “A” (a)	11,167	417,087
		$908,383
Automotive – 0.7%
Copart, Inc. (a)	6,211	$498,930
IAA, Inc. (a)	5,078	211,905
Lear Corp.	3,441	405,694
Stoneridge, Inc. (a)	9,695	300,254
		$1,416,783
Biotechnology – 0.3%
Adaptive Biotechnologies Corp. (a)	2,578	$79,660
Illumina, Inc. (a)	1,946	592,012
		$671,672
Broadcasting – 0.4%
Netflix, Inc. (a)	3,204	$857,454
Brokerage & Asset Managers – 2.2%
Blackstone Group, Inc.	9,442	$461,148
Charles Schwab Corp.	26,322	1,101,049
CME Group, Inc.	5,264	1,112,494
TD Ameritrade Holding Corp.	39,086	1,825,316
		$4,500,007
Business Services – 4.0%
Amdocs Ltd.	8,080	$534,169
Cognizant Technology Solutions Corp., “A”	15,250	919,041
DXC Technology Co.	11,520	339,840
Equinix, Inc., REIT	1,376	793,677
Fidelity National Information Services, Inc.	8,015	1,064,071
Fiserv, Inc. (a)	7,456	772,367
FleetCor Technologies, Inc. (a)	4,772	1,368,514
Global Payments, Inc.	8,208	1,305,072
Verisk Analytics, Inc., “A”	6,850	1,083,259
		$8,180,010
Cable TV – 1.2%
Altice USA, Inc., “A” (a)	49,051	$1,406,783
Comcast Corp., “A”	20,711	933,652
		$2,340,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.4%
FMC Corp.	6,800	$596,224
Ingevity Corp. (a)	3,470	294,395
		$890,619
Computer Software – 6.6%
Adobe Systems, Inc. (a)	8,829	$2,439,011
Cadence Design Systems, Inc. (a)	11,875	784,700
DocuSign, Inc. (a)	13,941	863,227
Microsoft Corp.	45,640	6,345,329
Salesforce.com, Inc. (a)	19,942	2,960,191
		$13,392,458
Computer Software - Systems – 5.3%
Apple, Inc. (s)	39,822	$8,918,933
Pluralsight, Inc., “A” (a)(l)	29,332	492,631
Rapid7, Inc. (a)	10,969	497,883
ServiceNow, Inc. (a)	3,254	826,028
Square, Inc., “A” (a)	2,248	139,264
		$10,874,739
Construction – 1.6%
Masco Corp.	35,534	$1,481,057
Toll Brothers, Inc.	30,159	1,238,027
Vulcan Materials Co.	4,196	634,603
		$3,353,687
Consumer Products – 1.6%
Colgate-Palmolive Co.	14,121	$1,038,035
Energizer Holdings, Inc.	2,928	127,602
Kimberly-Clark Corp.	6,595	936,820
Procter & Gamble Co.	9,401	1,169,296
		$3,271,753
Consumer Services – 1.0%
Booking Holdings, Inc. (a)	531	$1,042,146
Bright Horizons Family Solutions, Inc. (a)	3,631	553,728
Grand Canyon Education, Inc. (a)	5,431	533,324
		$2,129,198
Containers – 0.2%
Sealed Air Corp.	7,853	$325,978
Electrical Equipment – 2.0%
AMETEK, Inc.	17,285	$1,587,109
Fortive Corp.	11,329	776,716
HD Supply Holdings, Inc. (a)	15,671	613,911
Sensata Technologies Holding PLC (a)	13,849	693,281
TE Connectivity Ltd.	4,237	394,804
		$4,065,821
Electronics – 3.2%
Analog Devices, Inc.	13,489	$1,507,126
Applied Materials, Inc.	4,789	238,971
Marvell Technology Group Ltd.	30,930	772,322
Mellanox Technologies Ltd. (a)	2,404	263,455
Monolithic Power Systems, Inc.	1,721	267,839
nLIGHT, Inc. (a)	8,052	126,094
NXP Semiconductors N.V.	8,847	965,385
Silicon Laboratories, Inc. (a)	2,637	293,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	16,171	$2,089,940
		$6,524,762
Energy - Independent – 1.6%
ConocoPhillips	16,777	$955,953
Diamondback Energy, Inc.	4,996	449,190
Pioneer Natural Resources Co.	3,640	457,803
Valero Energy Corp.	16,948	1,444,648
		$3,307,594
Energy - Integrated – 1.7%
Chevron Corp.	29,463	$3,494,312
Engineering - Construction – 0.2%
KBR, Inc.	17,695	$434,235
Entertainment – 0.1%
World Wrestling Entertainment, Inc., “A”	3,418	$243,191
Food & Beverages – 2.9%
Archer Daniels Midland Co.	13,543	$556,211
Coca-Cola Co.	15,950	868,318
Hostess Brands, Inc. (a)	26,563	371,484
J.M. Smucker Co.	3,390	372,968
Mondelez International, Inc.	26,959	1,491,372
Nomad Foods Ltd. (a)	10,019	205,389
PepsiCo, Inc.	15,368	2,106,953
		$5,972,695
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	10,280	$1,278,524
Wyndham Hotels & Resorts, Inc.	10,898	563,862
		$1,842,386
General Merchandise – 1.7%
Dollar General Corp.	11,517	$1,830,512
Dollar Tree, Inc. (a)	11,460	1,308,274
Ollie's Bargain Outlet Holdings, Inc. (a)	6,428	376,938
		$3,515,724
Health Maintenance Organizations – 1.4%
Cigna Corp.	10,388	$1,576,795
Humana, Inc.	5,011	1,281,162
		$2,857,957
Insurance – 4.4%
Aon PLC	21,118	$4,087,811
Assurant, Inc.	7,092	892,315
Chubb Ltd.	9,706	1,566,937
Everest Re Group Ltd.	1,530	407,118
Hartford Financial Services Group, Inc.	14,208	861,147
MetLife, Inc.	13,092	617,419
Reinsurance Group of America, Inc.	2,721	435,033
		$8,867,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.1%
Alphabet, Inc., “A” (a)(s)	5,019	$6,128,901
CarGurus, Inc. (a)	19,965	617,917
Facebook, Inc., “A” (a)	20,500	3,650,640
		$10,397,458
Leisure & Toys – 0.8%
Brunswick Corp.	7,915	$412,530
Electronic Arts, Inc. (a)	12,458	1,218,641
		$1,631,171
Machinery & Tools – 1.3%
Flowserve Corp.	12,873	$601,298
IDEX Corp.	2,734	448,048
ITT, Inc.	6,738	412,298
Roper Technologies, Inc.	3,436	1,225,278
		$2,686,922
Major Banks – 2.4%
Goldman Sachs Group, Inc.	11,533	$2,389,983
PNC Financial Services Group, Inc.	9,430	1,321,709
State Street Corp.	8,892	526,317
Wells Fargo & Co.	13,140	662,782
		$4,900,791
Medical & Health Technology & Services – 1.2%
HCA Healthcare, Inc.	6,937	$835,353
HealthEquity, Inc. (a)	4,933	281,896
ICON PLC (a)	3,931	579,194
McKesson Corp.	4,485	612,920
Premier, Inc., “A” (a)	7,600	219,792
		$2,529,155
Medical Equipment – 4.5%
Becton, Dickinson and Co.	5,282	$1,336,135
Boston Scientific Corp. (a)	34,609	1,408,240
Danaher Corp.	5,295	764,757
Envista Holdings Corp. (a)	11,875	331,075
Masimo Corp. (a)	3,946	587,125
Medtronic PLC	24,668	2,679,438
PerkinElmer, Inc.	10,961	933,548
STERIS PLC	3,579	517,130
West Pharmaceutical Services, Inc.	4,233	600,324
		$9,157,772
Natural Gas - Pipeline – 0.5%
Enterprise Products Partners LP	18,731	$535,332
Equitrans Midstream Corp.	28,844	419,680
		$955,012
Network & Telecom – 1.3%
Cisco Systems, Inc.	42,464	$2,098,146
Interxion Holding N.V. (a)	5,905	481,022
		$2,579,168
Oil Services – 0.5%
Cactus, Inc., “A” (a)	6,116	$176,997
Core Laboratories N.V. (l)	8,177	381,212
Patterson-UTI Energy, Inc.	45,122	385,793
		$944,002

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.3%
Bank OZK	20,456	$557,835
BB&T Corp.	45,521	2,429,456
Citigroup, Inc.	38,978	2,692,600
Mastercard, Inc., “A”	15,340	4,165,884
Prosperity Bancshares, Inc.	3,286	232,090
SVB Financial Group (a)	1,177	245,934
U.S. Bancorp	32,629	1,805,689
Wintrust Financial Corp.	12,385	800,443
		$12,929,931
Pharmaceuticals – 6.2%
Elanco Animal Health, Inc. (a)	63,910	$1,699,367
Eli Lilly & Co.	20,313	2,271,603
Johnson & Johnson	22,627	2,927,481
Pfizer, Inc.	82,807	2,975,255
Zoetis, Inc.	22,608	2,816,731
		$12,690,437
Pollution Control – 0.3%
Waste Connections, Inc.	6,608	$607,936
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	5,820	$1,294,717
Kansas City Southern Co.	9,596	1,276,364
		$2,571,081
Real Estate – 2.3%
Industrial Logistics Properties Trust, REIT	37,692	$800,955
Lexington Realty Trust, REIT	18,865	193,366
Medical Properties Trust, Inc., REIT	58,534	1,144,925
STORE Capital Corp., REIT	25,237	944,116
Sun Communities, Inc., REIT	2,097	311,300
W.P. Carey, Inc., REIT	13,232	1,184,264
		$4,578,926
Restaurants – 1.3%
Starbucks Corp.	21,943	$1,940,200
U.S. Foods Holding Corp. (a)	18,874	775,721
		$2,715,921
Specialty Chemicals – 1.1%
Corteva, Inc.	24,999	$699,972
DuPont de Nemours, Inc.	15,511	1,106,089
Univar Solutions, Inc. (a)	16,510	342,748
		$2,148,809
Specialty Stores – 5.9%
Amazon.com, Inc. (a)(s)	3,535	$6,136,442
Burlington Stores, Inc. (a)	2,478	495,154
Chewy, Inc., “A” (a)(l)	6,306	155,002
Costco Wholesale Corp.	4,981	1,435,076
Ross Stores, Inc.	10,040	1,102,894
Target Corp.	15,273	1,632,836
Tractor Supply Co.	11,178	1,010,938
		$11,968,342
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	20,242	$4,476,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.6%
Verizon Communications, Inc.	20,212	$1,219,996
Tobacco – 0.5%
Philip Morris International, Inc.	14,128	$1,072,739
Trucking – 0.4%
Forward Air Corp.	6,929	$441,516
Schneider National, Inc.	18,972	412,072
		$853,588
Utilities - Electric Power – 3.4%
American Electric Power Co., Inc.	10,499	$983,651
Avangrid, Inc.	3,257	170,178
CenterPoint Energy, Inc.	18,314	552,717
CMS Energy Corp.	12,781	817,345
Evergy, Inc.	12,221	813,430
Exelon Corp.	18,097	874,266
NextEra Energy, Inc.	6,126	1,427,297
Southern Co.	6,420	396,563
Xcel Energy, Inc.	13,819	896,715
		$6,932,162
Total Common Stocks		$203,188,428
Convertible Preferred Stocks – 0.1%
Natural Gas - Distribution – 0.1%
South Jersey Industries, Inc., 7.25%	4,166	$215,257
Utilities - Electric Power – 0.0%
American Electric Power Co., Inc., 6.125%	1,150	$63,342
Total Convertible Preferred Stocks		$278,599
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,631,492	$1,631,492
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	506,188	$506,188
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(20,858)	$(506,641)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(3,720)	$(517,117)
Trucking – (0.1)%
XPO Logistics, Inc.	(1,913)	$(136,913)
Total Securities Sold Short		$(1,160,671)

Other Assets, Less Liabilities – (0.2)%		(423,689)
Net Assets – 100.0%		$204,020,347
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,631,492 and $203,973,215, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At September 30, 2019, the fund had cash collateral of $129,610 and other liquid securities with an aggregate value of $1,820,883 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$203,467,027	$—	$—	$203,467,027
Mutual Funds	2,137,680	—	—	2,137,680
Total	$205,604,707	$—	$—	$205,604,707
Securities Sold Short	$(1,160,671)	$—	$—	$(1,160,671)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/18	$18,858
Disposition of worthless securities	(18,858)
Balance as of 9/30/19	$—
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $643,147. These loans were collateralized by cash of $506,188 and U.S. Treasury Obligations (held by the lending agent) of $147,477.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,863,869	$27,398,471	$28,630,892	$44	$—	$1,631,492
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,126	$—